Description of Business and Summary of Significant Accounting Policies (Details 6)	12 Months Ended
Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Trademarks [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Trademarks [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Patents [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Patents [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years